TAXATION	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXATION

18. TAXATION

British Virgin Islands (“BVI”)

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. Additionally, dividend payments are not subject to withholdings tax in the BVI.

Taiwan

MKD Taiwan, a subsidiary incorporated in Taiwan, is subject to a tax rate of 20% for entities under R.O.C. Income Tax Law.

Samoa

MKD Samoa was incorporated in Samoa and, under the current laws of Samoa, is not subject to tax on its income or capital gains. Additionally, dividend payments are not subject to withholdings tax in Samoa.

Mainland China

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Company’s subsidiary, MKD Jiaxing, was approved as HNTE and is entitled to a reduced income tax rate of 15% from 2021 to 2023. In December 2024, the HNTE certification was renewed, extending the reduced tax rate of 15% from 2024 to 2026. The Company’s subsidiary, MKD Shanghai have applicable EIT rate of 25%.

The income tax expense consisted of the following components:

For the years ended December 31,
	2023	2024	2025

Current income tax expense	$-	$-	$-
Deferred income tax benefit	-	-	-
Total income tax expense	$-	$-	$-

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18. TAXATION-continued

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Taiwan	$(1,080,901)	$(524,817)	$(919,388)
PRC	(915,690)	(2,072,174)	(1,092,276)
Others	(71,470)	(560,004)	(1,139,835)
Total loss before income taxes	$(2,068,061)	$(3,156,995)	$(3,151,499)

A reconciliation between the Company’s actual provision for income taxes and the provision at the Taiwan statutory rate is as follows:

	For the years ended December 31,
	2023	2024	2025
Loss before income tax expense	$(2,068,061)	$(3,156,995)	$(3,151,499)
Taiwan statutory tax rate	20%	20%	20%
Computed income tax expense with Taiwan statutory tax rate	$(413,612)	$(631,399)	$(630,300)
Tax effect of different tax rates in other jurisdictions	(29,619)	8,392	291,684
Tax effect of additional deduction for R&D expenses	(70,546)	(51,817)	(76,543)
Prior year true up	56,362	-	-
Non-taxable item	110,872	2,561	846
Exchange rate effect	(17,054)	-	-
Tax effect on deferred tax allowance	363,597	672,263	414,313
Income tax expense	-	-	-

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18. TAXATION-continued

As of December 31, 2024 and 2025, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carried forward	$3,028,871	$3,261,968
Impairment loss	312,677	338,821
Impact of foreign exchange	10,363	6,619
Lease liability	33,285	78,207
Total deferred tax assets	3,385,196	3,685,615
Valuation allowance	(3,354,499)	(3,611,469)
Deferred tax assets, net of valuation allowance	30,697	74,146

Deferred tax liabilities:
Right of use asset	(30,697)	(74,146)
Total deferred tax liabilities	(30,697)	(74,146)
Total deferred tax assets, net	$-	$-

As of December 31, 2025, the Company had net operating loss carryforwards of approximately US$14.5 million, which arose from the Company’s subsidiaries, established in Taiwan, China, Samoa, and Mainland China. As of December 31, 2024and 2025, deferred tax assets from the net operating loss carryforwards amounted to US$3,028,871 and US$3,261,968, respectively, and the Company has provided a valuation allowance of US$3,354,499 and US$3,611,469, respectively as it has concluded that it is more likely than not that these deferred tax assets would not be utilized in the future.

The movement of valuation allowance provision for deferred tax assets was as follows:

Amount
Balance as of December 31, 2023	$3,140,578
Current year addition	672,263
Expire of net operation loss	(286,411)
Exchange rate effect	(171,931)
Balance as of December 31, 2024	$3,354,499
Current year addition	491,088
Expire of net operation loss	(248,371)
Exchange rate effect	14,253
Balance as of December 31, 2025	$3,611,469

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18. TAXATION-continued

For entities incorporated in Taiwan, net loss can be carried forward for ten years; for entities incorporated in Samoa, net loss can be carried forward indefinitely; for entities incorporated in Mainland China, net loss can be carried forward for five years, while for HNTEs net loss can be carried forward for ten years. As of December 31, 2025, the Company had net operating loss carryforwards of approximately US$5.57 million and US$8.90 million for entities incorporated in Taiwan and Mainland China, respectively. As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

For the fiscal years ending December 31,	Amount
2026	$1,130,050
2027	1,238,044
2028	1,207,555
2029	1,924,046
2030	1,253,964
Thereafter	7,702,174
Total	$14,455,833

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2025, the tax years ended December 31, 2019 through 2025 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. As of December 31, 2025, the tax years ended December 31, 2019 through 2025 for the Group’s subsidiary in the Taiwan is generally subject to examination by the Taiwan tax authorities.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)